Fair value measurements (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Fair value measurements
Financial assets	$ 406	$ 10,368	$ 2,630	$ 8,971	$ 6,982
Trade receivables
Fair value measurements
Financial assets		9,052	2,551	8,861	6,718
Cash and cash equivalents
Fair value measurements
Financial assets	406	1,316	79	110	264
Level 1
Fair value measurements
Financial assets	406	1,316	79	110	264
Level 1 | Cash and cash equivalents
Fair value measurements
Financial assets	$ 406	1,316	79	110	264
Level 2
Fair value measurements
Financial assets		9,052	2,551	8,861	6,718
Level 2 | Trade receivables
Fair value measurements
Financial assets		$ 9,052	$ 2,551	$ 8,861	$ 6,718